Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution Policy
Minimum targeted distribution of net profit to shareholders	40.00%
Dividends distributed	€ 2,865	€ 2,182	€ 1,864
Dividends paid per share	€ 2.45	€ 1.85	€ 1.58
Amount returned to shareholders b repurchasing of treasury shares	€ 1,500		€ 1,492
Proposed dividend per share	€ 2.05
Total proposed dividend	€ 2,393
Special dividend
Distribution Policy
Dividends paid per share	€ 0.50